Total operating costs	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Total operating costs	Total operating costs
The following tables summarise the significant cost items by nature within operating costs for the years presented:

	Year ended 31 December
	2025	2024	2023
	€ million	€ million	€ million
Transportation costs(A)	1,032	1,023	958
Employee benefits	1,164	1,189	1,116
Depreciation of property, plant and equipment, excluding restructuring	262	252	236
Amortisation of intangible assets	1	1	6
Restructuring charges, including accelerated depreciation(B)	1	2	—
Impairment losses(C)	—	6	—
Other selling and distribution expenses	889	872	862
Total selling and distribution expenses	3,349	3,345	3,178
Transportation costs(A)	4	4	3
Employee benefits	631	615	608
Depreciation of property, plant and equipment, excluding restructuring	88	86	93
Amortisation of intangible assets	151	179	130
Acquisition-related costs(D)	6	14	12
Restructuring charges, including accelerated depreciation(B)	96	252	85
Impairment losses(C)	—	129	—
Other administrative expenses	426	455	379
Total administrative expenses	1,402	1,734	1,310
Total operating expenses	4,751	5,079	4,488
(A)Transportation costs include warehousing and delivery costs to the final customer destination.
They exclude depreciation and amortisation.
(B)See restructuring costs table.
(C)Expenses recognised in relation to the impairment of the Group’s Indonesia cash generating unit and the impairment of the Feral brand, which was sold during the year ended 31 December 2024.
(D)Costs associated with the acquisition and integration of CCBPI.

	Year ended 31 December
	2025	2024	2023
Restructuring costs	€ million	€ million	€ million
Increase in provision for restructuring programmes (Note 23)	74	219	78
Amount of provision unused (Note 23)	(7)	(9)	(10)
Accelerated depreciation and non-cash costs	6	29	11
Other cash costs(A)	32	25	15
Total restructuring costs	105	264	94
Restructuring costs by function:
Cost of sales	8	10	9
Selling and distribution expenses	1	2	—
Administrative expenses	96	252	85
(A)Other cash costs primarily relate to professional fees, which include consultancy costs, legal fees and other costs directly associated with restructuring.
Restructuring costs charged in arriving at operating profit for the years presented, include restructuring costs arising under the following programmes and initiatives.
In November 2022, the Group announced a new efficiency programme to be delivered by the end of 2028. This programme focuses on further supply chain efficiencies, leveraging global procurement and a more integrated shared service centre model, all enabled by next generation technology including digital tools and data and analytics.
During 2025, as part of this efficiency programme, the Group announced restructuring proposals resulting in €105 million of recognised costs primarily related to expected severance payments. The restructuring spend is attributable to various initiatives implemented across different markets aiming to enhance efficiency and productivity.
Staff costs
Staff costs included within the income statement were as follows:

	Year ended 31 December
	2025	2024	2023
Employee costs	€ million	€ million	€ million
Wages and salaries	1,970	1,993	1,841
Social security costs	383	367	339
Pension and other employee benefits	270	264	253
Total employee costs	2,623	2,624	2,433
Directors’ remuneration information is disclosed in the Directors’ remuneration report.
The average number of persons employed by the Group (including Directors) for the periods presented were as follows:

	2025	2024	2023
	No. in thousands	No. in thousands	No. in thousands
Commercial	11.9	13.0	11.6
Supply chain	23.9	23.9	17.1
Support functions	4.3	4.4	4.1
Total average staff employed	40.1	41.3	32.8
Auditor’s remuneration
Audit and other fees charged in the income statement concerning the statutory auditor of the consolidated financial statements, Ernst & Young LLP, were as follows:

	Year ended 31 December
	2025	2024	2023
	€ thousand	€ thousand	€ thousand
Audit of Parent Company and consolidated financial statements	6,447	4,672	3,759
Audit of the Company’s subsidiaries	6,230	7,151	6,269
Total audit	12,677	11,823	10,028
Audit-related assurance services(A)	979	1,067	1,019
Other assurance services(B)	1,603	1,540	717
Total audit and audit-related assurance services	15,259	14,430	11,764
All other services	4	4	36
Total non-audit or non-audit-related assurance services	4	4	36
Total audit and all other fees	15,263	14,434	11,800
(A)Includes professional fees for interim reviews, reporting on internal financial controls, and other services required to be performed by an auditor.
(B)Includes professional fees for services permitted, but not required, to be performed by an auditor.
Primarily comprised of fees in relation to the sustainability statement.